PLANT EQUIPMENT AND MINING PROPERTIES	9 Months Ended
Sep. 30, 2023
PLANT EQUIPMENT AND MINING PROPERTIES
Plant, equipment and mining properties

10. PLANT, EQUIPMENT AND MINING PROPERTIES

	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2022	13,038	595	335	14,240	18,613	11,778	58,599
Additions / Transfers	1,649	185	441	2,383	4,781	2,907	12,346
Writedowns	-	-	-	(1,692)	(100)	-	(1,792)
Effect of movements in exchange rates	-	(17)	(2)	(1)	-	8	(12)
Balance at December 31, 2022	14,687	763	774	14,930	23,294	14,693	69,141
Additions / Transfers	1,725	74	698	3,182	2,809	678	9,166
Writedowns	-	(3)	(22)	(623)	-	-	(648)
Effect of movements in exchange rates	(17)	-	-	-	-	-	(17)
Balance at September 30, 2023	16,395	834	1,450	17,489	26,103	15,371	77,642

ACCUMULATED DEPLETION AND DEPRECIATION
Balance at January 1, 2022	8,856	294	267	4,944	6,667	1,896	22,924
Additions / Transfers	250	147	331	1,616	146	1,133	3,623
Writedowns	-	-	-	(1,382)	(80)	-	(1,462)
Balance at December 31, 2022	9,106	441	598	5,178	6,733	3,029	25,085
Additions / Transfers	267	89	133	682	780	204	2,155
Writedowns	-	(2)	(21)	(612)	(2)	-	(637)
Balance at September 30, 2023	9,373	528	710	5,248	7,511	3,233	26,603

NET BOOK VALUE
At September 30, 2023	7,022	306	740	12,241	18,592	12,138	51,039
At December 31, 2022	5,581	322	176	9,752	16,561	11,664	44,056
At January 1, 2022	4,182	301	68	9,296	11,946	9,882	35,675

Included in Buildings and construction in process above are assets under construction of $3,267 as at September 30, 2023 (December 31, 2022 - $3,817) on which no depreciation was charged in the periods then ended. Once the assets are available for use, they will be transferred to the appropriate class of plant, equipment and mining properties.

As at September 30, 2023, plant, equipment and mining properties included a net carrying amount of $5,553 (December 31, 2022 - $2,417) for mining equipment and right of use assets under lease.